Main consolidated entities	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [abstract]
Main consolidated entities

NOTE 18    Main consolidated entities

At December 31, 2017, the scope of consolidation consisted of 372 entities.

The main changes in the scope of consolidation in 2017 are set out in Note 3.

As regards subsidiaries with minority interests:

■    Orange Polska’s financial data are presented in Note 1; and since Orange Polska is a publicly traded company, its financial statements are reported to the Warsaw Stock Exchange;

■    financial statements for the Sonatel Group, Jordan Telecom Group, Orange Belgium and Orange Egypt for Telecommunications are respectively published with the Regional Stock Exchange (BRVM), Amman Stock Exchange, Brussels Stock Exchange and Cairo Stock Exchange, those companies being quoted;

■    the others subsidiaries are not significant compared to Orange’s financial data. Consequently, financial information is not presented for these subsidiaries in the notes to Orange’s consolidated financial statements.

Pursuant to ANC Regulation No. 2016-09 of December 2, 2016 the complete list of the companies included in the scope of consolidation, the companies left out of the scope of consolidation and the non-consolidated equity investments, is available on the Group’s website (www.orange.com section Investors/Regulated information).

The list of the principal operating entities shown below was primarily determined based on their contributions to the following financial indicators: revenue and reported EBITDA.

Company		Country
Orange SA	Parent company	France
Main consolidated entities
France	% Interest	Country
Orange SA - Business Unit France	100.00	France
Orange Caraïbe	100.00	France
Générale de Téléphone	100.00	France

Spain	% Interest	Country
Orange Espagne and its subsidiaries	100.00	Spain

Poland	% Interest	Country
Orange Polska and its subsidiaries	50.67	Poland

Belgium and Luxembourg	% Interest	Country
Orange Belgium	52.91	Belgium
Orange Communications Luxembourg	52.91	Luxembourg

Central European countries	% Interest	Country
Orange Moldova	94.42	Moldova
Orange Romania	99.20	Romania
Orange Slovensko	100.00	Slovakia

Africa & Middle-East	% Interest	Country
Airtel Burkina Faso	86.44	Burkina Faso
Jordan Telecom et ses filiales	51.00	Jordan
Médi Telecom	49.00	Morocco
Orange Bissau (1)	38.10	Guinea-Bissau
Orange Cameroon	94.40	Cameroon
Orange Côte d'Ivoire	72.87	Côte d’Ivoire
Orange Egypt for Telecommunications and its subsidiaries	98.92	Egypt
Orange Guinée (1)	38.17	Guinea
Orange Mali (1)	29.65	Mali
Orange RDC	100.00	Democratic Republic of the Congo
Sonatel (1)	42.33	Senegal
Sonatel Mobiles (1)	42.33	Senegal

Enterprise	% Interest	Country
Orange SA - Business Unit Entreprise	100.00	France
GlobeCast Holding and its subsidiaries	100.00	France
Network Related Services and its subsidiaries	100.00	France
Orange Business Services Participations and its subsidiaries	100.00	United Kingdom

International Carriers & Shared Services	% Interest	Country
Orange SA - Business Unit OI&SP	100.00	France
FT IMMO H and its subsidiaries	100.00	France
Orange Marine and its subsidiaries	100.00	France
Orange Studio and its subsidiaries	100.00	France
OCS	66.67	France
Orange Brand Services	100.00	United Kingdom

Orange Bank	% Interest	Country
Orange Bank	65.00	France

(1) Orange SA controls Sonatel and its subsidiaries, which are fully consolidated, under the terms of the shareholders' agreement as supplemented by the Strategic Committee Charter dated July 13, 2005. Orange SA owns and controls 100% of Orange MEA, which owns and controls 42.33% of Sonatel Group.